Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares authorized	337,500	337,500	337,500
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	125,000,000	125,000,000	125,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	954,561	122,044	65,308
Common stock, shares outstanding	954,561	122,044	65,308
Series B Preferred Stock [Member]
Preferred stock, shares authorized	80,000	80,000	80,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity, stated value	$ 10.00	$ 10.00	$ 10.00
Preferred stock, shares issued	0	29,750	5,300
Preferred stock, shares outstanding	0	29,750	5,300
Series A Preferred Stock [Member]
Preferred stock, shares authorized	150,000	150,000	150,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	149,892	150,000	150,000
Preferred stock, shares outstanding	149,892	150,000	150,000